BORROWINGS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
BORROWINGS

7.	BORROWINGS

The breakdown of the residual maturity contractual undiscounted cash flows of the financial liabilities of the Group as of June 30, 2021 and December 31, 2020 is as follows:

	Current	Non-current
June 30, 2021	2022	2023	2024	2025	2026	Subsequent years	Non-current	Total
Other borrowings	1,139	—	—	—	—	—	—	1,139
Of which:
to related parties (Note 11)	1,139	—	—	—	—	—	—	1,139
Total	1,139	—	—	—	—	—	—	1,139

	Current	Non-current
December 31, 2020	2021	2022	2023	2024	2025	Subsequent years	Non-current	Total
Loans	—	6,000	426	11,515	3,500	—	21,441	21,441
Other borrowings	17,777	—	—	—	—	—	—	17,777
Of which:
to related parties (Note 11)	17,777	6,000	426	11,515	3,500	—	21,441	39,218
Total	17,777	6,000	426	11,515	3,500	—	21,441	39,218

Financial liabilities associated with financing activities

The following tables present details regarding the changes in financial liabilities as of June 30, 2021 and December 31, 2020 that arise from financial activities:

06/30/2021	Balance at 12/31/2020	Drawdown of related party debt	Related party non- cash receivable	Related party non- cash settlement	Foreign exchange movement	Changes in fair value	Balance at 06/30/2021
Loans	21,441	—	—	(21,441)	—	—	—
Other borrowings	17,777	450	—	(17,088)	—	—	1,139
Total	39,218	450	—	(38,529)	—	—	1,139

12/31/2020	Balance at 12/31/2019	Drawdown of related party debt	Related party non- cash receivable	Related party non- cash settlement	Foreign exchange movement	Changes in fair value	Balance at 12/31/2020
Loans	21,441	—	—	—	—	—	21,441
Other borrowings	30,236	245	—	(12,704)	—	—	17,777
Total	51,677	245	—	(12,704)	—	—	39,218

As described in Note 6, the debt conversion into equity at June 30, 2021 through borrowings amounted to 38.5 million euros.

Other borrowings correspond to short-term loans, mainly composed of debt with entities from the Codere Group and amounted to 1,139 and 17,777 thousand euros as of June 30, 2021 and December 31, 2020, respectively.

Codere Online Business [Member]
Reserve Quantities [Line Items]
BORROWINGS

11.	BORROWINGS

The breakdown of the residual maturity contractual undiscounted cash flows of the financial liabilities of the Group as of December 31, 2020, 2019 and January 1, 2019, is as follows:

		Non-current
December 31, 2020	Current 2021	2022	2023	2024	2025	Subsequent years	Non-current	Total
Loans	—	6,000	426	11,515	3,500	—	21,441	21,441
Other borrowings	17,777	—	—	—	—	—	—	17,777
Of which:
to related parties (Note 15)	17,777	6,000	426	11,515	3,500	—	21,441	39,218
Total	17,777	6,000	426	11,515	3,500	—	21,441	39,218

		Non-current
December 31, 2019	Current 2020	2021	2022	2023	2024	Subsequent years	Non-current	Total
Loans	—	—	6,000	426	11,515	—	21,441	21,441
Other borrowings	30,236	—	—	—	—	—	—	30,236
Of which:
to related parties (Note 15)	29,971	—	6,000	426	11,515	—	21,441	51,412
Total	30,236	—	6,000	426	11,515	—	21,441	51,677

		Non-current
January 1, 2019	Current 2019	2020	2021	2022	2023	Subsequent years	Non-current	Total
Loans	—	—	—	6,000	426	7,115	13,541	13,541
Other borrowings	26,050	—	—	—	—	—	—	26,050
Of which:
to related parties (Note 15)	26,048	—	—	6,000	426	7,115	13,541	39,589
Total	26,050	—	—	6,000	426	7,115	13,541	39,591

The breakdown of the loans by entities as of December 31, 2020, 2019 and January 1, 2019, is as follows:

Lender	Debtor	Loan date	Expire date	Principal amount (in thousand euros)	Interest rate
Codere España, S.A	Codere Online S.A.U.	12/30/2011	12/30/2023	75.50	6%
Codere España, S.A	Codere Online S.A.U.	12/30/2014	12/30/2023	50.00	6%
Codere España, S.A	Codere Online S.A.U.	03/01/2015	03/01/2024	15.00	6%
Codere España, S.A	Codere Online S.A.U.	06/01/2015	05/31/2024	3,000.00	6%
Codere España, S.A	Codere Online S.A.U.	12/30/2015	12/30/2024	600.00	6%
Codere España, S.A	Codere Online S.A.U.	12/30/2016	12/30/2021	3,500.00	6%
Codere España, S.A	Codere Online S.A.U.	12/30/2017	12/30/2022	6,000.00	6%
Codere España, S.A	Codere Online S.A.U.	12/30/2018	12/30/2023	300.00	6%
Codere España, S.A	Codere Online S.A.U.	01/23/2019	01/16/2024	2,650.00	6%
Codere Newco, S.A.U	SEJO	03/01/2019	03/01/2024	250.00	6%
Codere España, S.A	Codere Online S.A.U.	12/31/2019	12/31/2024	5,000.00	6%
Total				21,441

As of December 31, 2020, 2019 and January 1, 2019 all the borrowings were denominated in Euros.

Financial liabilities associated with financing activities

The following charts present details regarding the changes in financial liabilities in 2020 and 2019 that arise from financial activities:

2020

	Balance at 12/31/2019	Drawdown of related party debt	Related party non-cash receivable	Related party settlement	Foreign exchange movement	Changes in fair value	Balance at 12/31/2020
Loans	21,441	—	—	—	—	—	21,441
Other borrowings	30,236	245	—	(12,704)	—	—	17,777
Total	51,677	245	—	(12,704)	—	—	39,218

2019

	Balance at 01/01/2019	Drawdown of related party debt	Related party non-cash receivable	Related party settlement	Foreign exchange movement	Changes in fair value	Balance at 12/31/2019
Loans	13,541	—	7,900	—	—	—	21,441
Other borrowings	26,050	7,163	—	(2,977)	—	—	30,236
Total	39,591	7,163	7,900	(2,977)	—	—	51,677

Loans mainly correspond to debt with Codere España S.A. amounted to 21,191 thousand euros as of December 31, 2020 and 2019 and 13,541 as of January 1, 2019, which Codere S.A. has approved to convert into equity as described in Note 3.m.

Other borrowings correspond to short-term loans, mainly composed of debt with entities from the Codere Group, and amounted to 17,777, 29,971 and 26,048 thousand euros as of December 31, 2020, 2019 and January 1, 2019, respectively.

At December 31, 2020, the Group signed to an agreement to settle some of its debts with Codere Group companies. This agreement resulted in the Group netting certain historical trade receivable, trade payable and other borrowings balances As a result of such, there was a reduction in other borrowings amounting to 12.7 million euros in 2020.

Interest bearing-debt

The interest rate on outstanding loans was 6% of generated profit as of December 31, 2020, 2019 and January 1, 2019. The Group recognizes interest on these loans exclusively with positive net income as it is only due in such case. During 2020, the Group recognized 292 thousand euros of interest over these loans (9 thousand euros in 2019). The borrowings from related parties are made on terms equivalent to those that prevail in arm’s length transactions.